EARNINGS PER SHARE (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings (loss) attributable to the company	(35.2)	(72.3)	(127.6)
Weighted average shares used in computation of basic earnings per share (in millions)	14.4	14.5	14.5
Weighted average shares used in computation of diluted earnings per share (in millions)	14.4	14.5	14.5
Basic and diluted earnings (loss) per share from continuing operations (in dollars per share)	(1.55)	(4.99)	(9.01)
Basic and diluted earnings (loss) per share from discontinued operations (in dollars per share)	(0.89)	0	0.21
Basic and diluted earnings (loss) per share attributable to the company's common shareholders (in dollars per share)	(2.44)	(4.99)	(8.80)
Predecessor [Member]
Net earnings (loss) attributable to the company				618.4	(974.0)	(396.9)
Weighted average shares used in computation of basic earnings per share (in millions)				381.9
Weighted average shares used in computation of diluted earnings per share (in millions)				381.9
Basic and diluted earnings (loss) per share from continuing operations (in dollars per share)				1.63
Basic and diluted earnings (loss) per share from discontinued operations (in dollars per share)				(0.01)
Basic and diluted earnings (loss) per share attributable to the company's common shareholders (in dollars per share)				1.62